CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

15.    CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

	December 31,	December 31,
	2018	2019
Restricted cash	2,165,288	1,305,781

Cash and cash equivalents	19,130,835	7,759,190

	21,296,123	9,064,971

Restricted cash mainly represented deposits held for use in issued notes payable and letters of credit.

As at December 31, 2019, bank balances and cash on hand of the Group were denominated in the following currencies:

	December 31,	December 31,
	2018	2019
RMB	18,026,265	7,858,867
USD	3,256,625	1,195,720
HKD	8,321	4,423
EUR	371	1,943
AUD	2,552	—
IDR	1,989	4,018

	21,296,123	9,064,971

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances, time deposits and restricted cash are deposited with creditworthy banks with no recent history of default.